2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Impairment of long-lived assets			$ 0	$ 0
Unrecognized tax benefits			$ 0	$ 0
Potentially dilutive shares	0	0	0	0
Credit Agreements [Member]
Concentration risk percentage	64.60%	69.60%
Racecars and equipment [Member]
Property and equipment useful lives			5 years
Furniture and Fixtures [Member]
Property and equipment useful lives	7 years		7 years
Racecars and Equipment [Member]
Property and equipment useful lives	5 years